EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 11 – EQUITY

a.	Share capital

The Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2020	2021

Authorized share capital	1,500,000,000	1,500,000,000

Issued and paid-up share capital	349,169,545	715,156,008

	In USD and NIS Amounts
	December 31,
	2020	2021

Authorized share capital (in NIS)	150,000,000	150,000,000

Issued and paid-up share capital (in NIS)	34,916,955	71,515,600

Issued and paid-up share capital (in USD)	9,869,795	21,066,368
b.	Rights related to shares

The ordinary shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2020 and 2021, all outstanding share capital consisted of ordinary shares.

c.	Changes in the Company’s equity

1)
In October 2018, the Company entered into a loan agreement with Kreos Capital. In connection with the loan, Kreos Capital received warrants to purchase 63,837 ADSs at an exercise price of $14.10 per ADS. The warrants issued have been classified as a non-current financial liability due to a net settlement provision. The warrant is exercisable for a period of ten years from the date of issuance.

The fair value of the warrants at the date of issuance, computed using the Black-Scholes option pricing model, amounted to $861,000. The fair value of the warrants as of December 31, 2021 was $42,000 (December 31, 2020 - $55,000) and was based on the then current price of an ADS, a risk-free interest rate of 1.44%, an average standard deviation of 73.89%, and on the remaining contractual life of the warrants.

The change in fair value for the years ended December 31, 2020 and 2021, of $8,000 and $13,000, respectively, has been recorded as non-operating income on the statement of comprehensive loss. As of December 31, 2021, none of these warrants had been exercised.

2)
In February 2019, the Company completed an underwritten public offering of 1,866,667 of its ADSs and warrants to purchase 1,866,667 ADSs, at a public offering price of $8.25 per ADS and accompanying warrant. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $11.25 per ADS. The offering raised a total of $15.4 million, with net proceeds of $14.1 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.0 million. Total issuance costs initially allocated to the warrants were $0.4 million.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants as of December 31, 2021 was $564,000 (December 31, 2020 -$969,000), and was based on the then current price of an ADS, a risk-free interest rate of 0.73%, an average standard deviation of 95.7%, and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2020 and 2021 of $377,000 and $405,000 have been recorded as non-operating expenses and non-operating income, respectively, on the statement of comprehensive loss.

As of December 31, 2021, none of these warrants had been exercised.

3)

In May and June 2020, the Company sold in registered direct offerings an aggregate of 7,653,145 ADSs at a price of $1.75 per ADS. In concurrent private placements, the Company issued to investors in the offerings unregistered warrants to purchase 7,653,145 ADSs. The warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.25 per ADS. In addition, the Company granted to the placement agent’s designees, as part of the placement fees, warrants to purchase 382,657 ADSs. These warrants are exercisable immediately, expire two and half years from the date of issuance and have an exercise price of $2.1875 per ADS. The offerings raised a total of $13.4 million, with net proceeds of $12.0 million, after deducting fees and expenses. The amount of the offering consideration initially allocated to the warrants was $5.7 million. Total issuance costs initially allocated to the warrants were $0.6 million.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

As of December 31, 2020 and 2021, 875,000 and 4,864,741 of these warrants had been exercised.

The fair value of the unexercised warrants as of December 31, 2021 was $1,253,000 (December 31, 2020 - $9,194,000) and was based on the then current price of an ADS, a risk-free interest rate of 0.39%, an average standard deviation of 80.8% and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2020 and 2021 of $4,776,000 and $2,354,000 have been recorded as non-operating expenses, respectively, on the statement of comprehensive loss.

4)

In January 2021, the Company completed an underwritten public offering of 14,375,000 of its ADSs at a public offering price of $2.40 per ADS. The offering raised total gross proceeds of $34.5 million, with net proceeds of $31.4 million after deducting fees and expenses. In addition, warrants to purchase 718,750 ADSs were granted to the underwriters. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $3.00 per ADS.

The warrants have been classified as shareholders’ equity, with initial recognition at fair value on the date issued. The total issuance costs initially allocated to the warrants were recorded as an offset to share premium.

The fair value of the warrants on the issuance date was approximately $1.0 million, which was recorded as issuance costs, and computed using the Black and Scholes option pricing model, based upon the then current price of an ADS, a risk-free interest rate of approximately 0.45% and an average standard deviation of approximately 73.8%.

d.	Share purchase agreements

1)
In September 2020, the Company entered into an ATM sales agreement with H.C. Wainwright & Co., LLC (“HCW”), pursuant to which the Company was entitled, at its sole discretion, to offer and sell through HCW, acting as sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remained in effect. The Company agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. Expenses associated with establishment of the ATM facility with HCW, amounting to $0.2 million, were recorded in 2020 as non-operating expenses. In September 2021, the Company terminated the agreement. During 2021, the Company issued a total of 4,745,368 ADSs under the agreement for total gross proceeds of $18.5 million. From the effective date of the agreement through its termination, 7,381,101 ADSs were sold under the program for total gross proceeds of approximately $24.5 million.

2)

In September 2021, the Company entered into a new $25.0 million ATM sales agreement with HCW under substantially identical terms to the previous agreement. Expenses associated with establishment of the ATM facility with HCW, amounting to $0.1 million, were recorded in non-operating expenses during the period. From the effective date of the new agreement through the issuance date of this report, 402,327 ADSs were sold under the program for total gross proceeds of approximately $1.1 million.

e.	Share-based payments

1)	Share Incentive plan – general

In 2003, the Company adopted the 2003 Share Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and ordinary shares to the Company’s employees, directors, consultants and other service providers. Options are issued at the determination of the Board of Directors in accordance with applicable law. The options are generally exercisable for a ten-year period and the grants generally vest over a four-year period. In 2013, the Company’s Board of Directors approved amendments to the Plan to take into account changes in laws and regulations that had occurred since its adoption and to extend the term of the plan until November 2023. In 2016, the Board of Directors approved amendments to the Plan to allow the grant of restricted stock units (“RSUs”) and performance stock units (“PSUs”).

PSUs are RSUs that are linked to any one or more performance goals (in addition to, or in lieu of, time-based vesting terms) determined appropriate by the Board of Directors. The specific performance goals, as well as the time period associated with achieving such goals, are approved by the Board and are set forth in the grantee’s grant agreement. To date, each PSU grant has had between three to five performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 20-40% on the achievement of each goal. The tranche of PSUs associated with a given milestone expires 12 months after the target date established for that milestone. During 2021, 514,151 PSUs were vested in accordance with their original terms.

As of December 31, 2021, there were 43,801,214 ordinary shares issuable upon the exercise of outstanding equity instruments under the Plan.

Company employees and directors are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Non-employees of the Company (consultants and other service providers) are granted options under Section 3(i) of the Ordinance.

As of December 31, 2021, there were 5.7 million remaining authorized but unissued ordinary shares in the pool reserved for future share-based incentive grants.

2)	Employee share incentive plan:

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2019		2020		2021
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	11,459,697	4.2	19,358,913	2.6	35,981,579	1.5
Granted	11,057,600	1.3	18,689,300	0.5	6,588,200	0.4
Forfeited and expired	(3,084,834)	3.9	(1,776,037)	2.2	(1,438,642)	3.0
Exercised	(73,550)	0.1	(290,597)	0.1	(174,923)	0.1
Outstanding at end of year*	19,358,913	2.6	35,981,579	1.5	40,956,214	0.7	**
Exercisable at end of year	5,353,089	5.1	11,535,679	3.2	18,663,353	1.7

*
As of December 31, 2019, 2020 and 2021, includes 2,225,704, 2,421,799 and 4,084,748 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

**	See 3 below.

The total consideration received from the exercise of equity instruments during 2019, 2020 and 2021 was not material.

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	As of December 31,
	2019		2020		2021
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 2.00	11,676,900	9.9	28,888,767	9.3	40,276,214	8.0
2.01-5.00	6,341,033	7.3	5,866,532	6.3	630,000	5.2
5.01-10.00	822,300	3.9	707,600	3.1	50,000	0.2
10.01-20.00	518,680	3.2	518,680	1.9	-	-
	19,358,913	8.6	35,981,579	8.6	40,956,214	8.0

The fair value of equity instruments granted to employees through December 31, 2021 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2019	2020	2021
Expected dividend yield	0%	0%	0%
Expected volatility	61%	63%	67%
Risk-free interest rate	3%	1%	1%
Expected life of options (in years)	6	6	6

The remaining unrecognized deferred compensation expense as of December 31, 2021 was $1.1 million. This amount will be expensed over the remaining vesting period of the equity instruments.

3)	Repricing of employee stock options

In September 2020, the Board of Directors approved the re-pricing of outstanding “underwater” employee stock options for the purchase of 12.3 million ordinary shares, out of total employee stock options for the purchase of 15.1 million ordinary shares outstanding at that time. The weighted average exercise price of the options subject to re-pricing was NIS 2.64 per share, with the proposed new exercise price of the options at NIS 1.00 per share. Execution of the re-pricing was subject to approval from the Israeli tax authorities, which was received in January 2021. The total compensation cost associated with the re-pricing of approximately $200,000 has been recorded as an expense beginning in 2021 and will continue over the remaining vesting period of the re-priced options.

4)	Stock options to consultants

From inception through December 31, 2018, the Company issued to consultants options for the purchase of 371,523 ordinary shares at a weighted average exercise price of NIS 7.86 per share.

In 2019, the Company issued additional options to consultants for the purchase of 225,000 ordinary shares at a weighted average price of NIS 0.90 per share.

In 2020, the Company did not issue additional options to consultants.

In 2021, the Company issued additional options to consultants for the purchase of 2,700,000 ordinary shares at a weighted average price of NIS 0.66 per share.

The options to consultants generally vest over four years and may be exercised for periods of between five and ten years. As of December 31, 2021, 2,845,000 options to consultants were outstanding with a weighted average exercise price of NIS 1.05 per share and a weighted average contractual life of 8.6 years.

Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services (primarily in respect of clinical advisory services) is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The value of services recorded in each of the years 2019, 2020 and 2021 was not material.